Fair Value Measurements And Disclosure (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements And Disclosure
Fixed income investments - 2012 maturities				$ 149
Fixed income investments - 2013 and 2014 maturities				228
Fixed income investments - 2015 and 2016 maturities				103
Fixed income investments - years thereafter maturities				82
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges			28
Notional value of interest rate locks utilized	800	2,600
Collateral received from counterparty				0	26
Collateral submitted to counterparty				98	82
Collateral contingently payable to the counterparty				161
Unrealized derivative gain (loss) in accumulated OCI				(421)	(180)	142
Additional anticipated reclassification of cash flows hedge holding gains (losses) based on post BS date transactions			$ 15